ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE EQUITY INCOME FUND
Unaudited	September 30, 2007
Portfolio of Investments †	Shares/$ Par	Value
(Cost and value in $000s)

COMMON STOCKS 96.2%
CONSUMER DISCRETIONARY 13.4%
Automobiles 0.3%
Ford Motor (1)	7,750,000	65,797
		65,797
Distributors 0.5%
Genuine Parts	2,700,000	135,000
		135,000
Diversified Consumer Services 0.7%
H&R Block	8,250,000	174,735
		174,735
Household Durables 2.5%
D. R. Horton	5,000,000	64,050
Fortune Brands	2,400,000	195,576
Newell Rubbermaid	7,500,000	216,150
Sony (JPY)	3,000,000	144,930
		620,706
Leisure Equipment & Products 1.4%
Eastman Kodak	6,500,000	173,940
Mattel	7,000,000	164,220
		338,160
Media 6.3%
CBS, Class B	5,500,000	173,250
Disney	6,255,000	215,109
Dow Jones (2)	3,650,000	217,905
Gannett	4,250,000	185,725
McGraw-Hill	2,250,000	114,548
New York Times, Class A (2)	8,000,000	158,080
Time Warner	15,000,000	275,400
Tribune	3,995,973	109,170
Viacom, Class B (1)	3,000,000	116,910
		1,566,097
Specialty Retail 1.7%
Bed Bath & Beyond (1)	5,000,000	170,600
GAP	2,750,000	50,710
Home Depot	6,000,000	194,640
		415,950
Total Consumer Discretionary		3,316,445
CONSUMER STAPLES 9.8%
Beverages 2.0%
Anheuser-Busch	5,000,000	249,950
Brown-Forman, Class B	485,878	36,397
Coca-Cola	3,500,000	201,145
		487,492
Food & Staples Retailing 1.2%
Sysco	2,000,000	71,180
Wal-Mart	5,000,000	218,250
		289,430
Food Products 2.8%
Archer-Daniels-Midland	2,000,000	66,160
Campbell Soup	2,000,000	74,000
General Mills	3,487,000	202,281
Hershey Foods	2,500,000	116,025
Kraft Foods, Class A	4,500,000	155,295
McCormick	2,500,000	89,925
		703,686
Household Products 2.6%
Colgate-Palmolive	3,750,000	267,450
Kimberly-Clark	2,000,000	140,520
Procter & Gamble	3,500,000	246,190
		654,160
Personal Products 0.8%
Avon	5,000,000	187,650
		187,650
Tobacco 0.4%
UST	1,993,000	98,853
		98,853

Total Consumer Staples		2,421,271
ENERGY 12.1%
Energy Equipment & Services 1.3%
BJ Services	4,000,000	106,200
Schlumberger	2,000,000	210,000
		316,200
Oil, Gas & Consumable Fuels 10.8%
Anadarko Petroleum	3,750,000	201,563
BP, ADR	2,740,000	190,019
Chevron	6,228,000	582,816
ExxonMobil	6,113,000	565,819
Hess	4,000,000	266,120
Murphy Oil	3,350,000	234,132
Royal Dutch Shell, ADR, Class A	5,000,000	410,900
Spectra Energy	4,000,000	97,920
StatoilHydro (NOK)	3,500,000	118,832
		2,668,121
Total Energy		2,984,321
FINANCIALS 17.8%
Capital Markets 3.5%
Bank of New York Mellon	6,300,000	278,082
Charles Schwab	10,800,000	233,280
Legg Mason	1,500,000	126,435
Merrill Lynch	1,000,000	71,280
State Street	2,500,000	170,400
		879,477
Commercial Banks 3.9%
Fifth Third Bancorp	6,250,000	211,750
National City	3,500,000	87,815
Royal Bank of Scotland (GBP)	8,000,000	85,630
SunTrust	2,500,000	189,175
U.S. Bancorp	9,250,000	300,902
Wells Fargo	2,600,000	92,612
		967,884
Consumer Finance 0.5%
Capital One Financial	1,750,000	116,253
		116,253
Diversified Financial Services 3.3%
Citigroup	5,750,000	268,353
JPMorgan Chase	12,000,000	549,840
		818,193
Insurance 5.7%
American International Group	4,235,000	286,498
Chubb	1,893,000	101,541
Genworth Financial, Class A	2,500,000	76,825
Lincoln National	3,750,000	247,387
Marsh & McLennan	11,750,000	299,625
Progressive Corporation	5,250,000	101,902
The Travelers Companies	3,500,000	176,190
Unum Group	4,500,000	110,115
		1,400,083
Thrifts & Mortgage Finance 0.9%
Countrywide Financial	5,000,000	95,050
Fannie Mae	1,956,000	118,944
		213,994
Total Financials		4,395,884
HEALTH CARE 9.2%
Biotechnology 0.9%
Amgen (1)	4,000,000	226,280
		226,280
Health Care Equipment & Supplies 0.9%
Baxter International	2,850,000	160,398
Boston Scientific (1)	4,000,000	55,800
		216,198
Pharmaceuticals 7.4%
Abbott Laboratories	3,000,000	160,860
Bristol Myers Squibb	6,750,000	194,535
Eli Lilly	5,750,000	327,347
Johnson & Johnson	4,500,000	295,650
Merck	7,500,000	387,675
Pfizer	11,250,000	274,838
Wyeth	4,500,000	200,475
		1,841,380
Total Health Care		2,283,858
INDUSTRIALS & BUSINESS SERVICES 12.4%
Aerospace & Defense 1.6%
Honeywell International	3,500,000	208,145
Raytheon	3,000,000	191,460
		399,605
Air Freight & Logistics 0.3%
UPS, Class B	1,000,000	75,100
		75,100
Airlines 0.3%
Southwest Airlines	5,000,000	74,000
		74,000
Building Products 1.1%
Masco	7,500,000	173,775
USG (1)	2,500,000	93,875
		267,650
Commercial Services & Supplies 1.2%
Avery Dennison	3,000,000	171,060
Waste Management	3,750,000	141,525
		312,585
Electrical Equipment 0.5%
Cooper Industries, Class A	2,250,000	114,953
		114,953
Industrial Conglomerates 4.9%
3M	4,000,000	374,320
GE	20,250,000	838,350
		1,212,670
Machinery 1.5%
Illinois Tool Works	3,500,000	208,740
Ingersoll-Rand, Class A	2,250,000	122,557
Pall	858,329	33,389
		364,686
Road & Rail 1.0%
Union Pacific	2,250,000	254,385
		254,385
Total Industrials & Business Services		3,075,634
INFORMATION TECHNOLOGY 6.5%
Communications Equipment 1.1%
Alcatel-Lucent, ADR	7,500,000	76,350
Motorola	7,250,000	134,342
Nokia, ADR	1,500,000	56,895
		267,587
Computers & Peripherals 0.9%
Dell (1)	8,250,000	227,700
		227,700
Internet Software & Services 0.8%
Yahoo! (1)	7,500,000	201,300
		201,300
IT Services 0.5%
Computer Sciences (1)	2,000,000	111,800
		111,800
Semiconductor & Semiconductor Equipment 1.5%
Analog Devices	5,250,000	189,840
Applied Materials	2,750,000	56,925
Intel	5,231,000	135,274
		382,039
Software 1.7%
Microsoft	13,950,000	410,967
		410,967
Total Information Technology		1,601,393
MATERIALS 5.0%
Chemicals 1.8%
DuPont	4,500,000	223,020
International Flavors & Fragrances	4,000,000	211,440
		434,460
Construction Materials 0.6%
Vulcan Materials	1,712,000	152,625
		152,625
Metals & Mining 0.6%
Alcoa	4,000,000	156,480
		156,480
Paper & Forest Products 2.0%
International Paper	9,865,000	353,857
MeadWestvaco	4,500,000	132,885
		486,742
Total Materials		1,230,307
TELECOMMUNICATION SERVICES 5.2%
Diversified Telecommunication Services 3.9%
AT&T	11,957,000	505,901
Qwest Communications International (1)	23,197,981	212,493
Verizon Communications	5,250,000	232,470
Windstream	1,000,000	14,120
		964,984
Wireless Telecommunication Services 1.3%
Alltel	2,000,000	139,360
Sprint Nextel	10,000,000	190,000
		329,360
Total Telecommunication Services		1,294,344
UTILITIES 4.8%
Electric Utilities 3.1%
Duke Energy	7,091,000	132,531
Entergy	2,250,000	243,652
FirstEnergy	2,348,000	148,722
Pinnacle West Capital	2,250,000	88,897
Progress Energy	3,423,000	160,368
		774,170
Multi-Utilities 1.7%
Ameren	750,000	39,375
NiSource	10,500,000	200,970
Teco Energy	2,591,000	42,570
XCEL Energy	6,357,000	136,930
		419,845
Total Utilities		1,194,015

Total Common Stocks (Cost $18,093,254)		23,797,472
CONVERTIBLE BONDS 0.1%
Ford Motor, 4.25%, 12/15/36	29,941,000	35,049
Total Convertible Bonds (Cost $29,941)		35,049
SHORT-TERM INVESTMENTS 4.1%
Money Market Funds 4.1%
T. Rowe Price Reserve Investment Fund, 5.46% (2)(3)	1,003,220,338	1,003,220
Total Short-Term Investments (Cost $1,003,220)		1,003,220
Total Investments in Securities
100.4% of Net Assets (Cost $19,126,415)		$24,835,741

†	Denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	Affiliated Companies
(3)	Seven-day yield
ADR	American Depository Receipts
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone

(2) Affiliated Companies
($ 000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

	Purchase	Sales	Investment	Value
Affiliate	Cost	Cost	Income ‡	9/30/07	12/31/06
Dow Jones	$ -	$ 44,577	$ 3,345	$ 217,905	$ 169,480
New York Times, Class A	-	23,501	5,283	158,080	207,060
T. Rowe Price Reserve
Investment Fund, 5.46%	¤	¤	46,211	1,003,220	1,171,338
Totals			$ 54,839	$ 1,379,205	$ 1,547,878

‡	Includes dividend income of $54,839 and no interest income.
¤	Purchase and sale information not shown for cash management funds.

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Equity Income Fund
Unaudited	September 30, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Equity Income Fund (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Debt securities are generally traded in the OTC market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Trustees.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund’s share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Trustees. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (FASB) released the Statement of Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund’s fiscal year beginning January 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund’s net assets or results of operations.

NOTE 2 - FEDERAL INCOME TAXES

At September 30, 2007, the cost of investments for federal income tax purposes was $19,126,415,000. Net unrealized gain aggregated $5,709,443,000 at period-end, of which $6,455,012,000 related to appreciated investments and $745,569,000 related to depreciated investments.

NOTE 3 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

For the period ended Septmeber 30, 2007, total realized loss on all affiliated companies was $8,887,000.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Equity Income Fund

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	November 16, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	November 16, 2007

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	November 16, 2007